Lease Liability - Additional information (Detail)	12 Months Ended
	Dec. 31, 2025 USD ($) ft²	Dec. 31, 2024 USD ($) ft²
Lessee, Lease, Description [Line Items]
Area of real estate	4,900
Expiry date of lease agreement	Nov. 30, 2026
Area of subleased office space		616
Sublease income | $	$ 28,069	$ 24,436